Statements of Changes in Shareholders' Equity - CAD ($)	Total	Private placements [Member]	Debt Settlement [Member]	In Lieu of Consulting Fees [Member]	Issued Capital [Member]	Issued Capital [Member] Private placements [Member]	Issued Capital [Member] Debt Settlement [Member]	Issued Capital [Member] In Lieu of Consulting Fees [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Private placements [Member]	Contributed Surplus [Member] Debt Settlement [Member]	Contributed Surplus [Member] In Lieu of Consulting Fees [Member]	Subscriptions Receivable [Member]	Subscriptions Receivable [Member] Private placements [Member]	Subscriptions Receivable [Member] Debt Settlement [Member]	Subscriptions Receivable [Member] In Lieu of Consulting Fees [Member]	Subscriptions Received in Advance [Member]	Subscriptions Received in Advance [Member] Private placements [Member]	Subscriptions Received in Advance [Member] Debt Settlement [Member]	Subscriptions Received in Advance [Member] In Lieu of Consulting Fees [Member]	Deficit [Member]	Deficit [Member] Private placements [Member]	Deficit [Member] Debt Settlement [Member]	Deficit [Member] In Lieu of Consulting Fees [Member]
Balance at Dec. 31, 2017	$ 403,928				$ 3,315,693				$ 830,239				$ 0				$ 37,688				$ (3,779,692)
Balance (in shares) at Dec. 31, 2017					48,180,280
Shares issued pursuant to:
Number of shares issued		$ 2,436,279	$ 132,334	$ 180,000		$ 2,686,557	$ 141,334	$ (180,000)		$ 0	$ 0	$ 0		$ (221,590)	$ 0	$ 0		$ (28,688)	$ (9,000)	$ 0		$ 0	$ 0	$ 0
Number of shares issued (in shares)						15,577,651	549,703	600,000
Option exercises	206,065				$ 429,176				(168,111)				(55,000)				0				0
Option exercises (in shares)					1,981,000
Warrant exercises	1,335,792				$ 1,492,780				(88,438)				(68,550)				0				0
Warrant exercises (in shares)					9,546,319
Issue costs	(211,867)				$ (211,867)				0				0				0				0
Broker warrants	340,272				$ (340,272)				340,272				0				0				0
Broker warrants (in shares)					0
Share-based compensation	1,548,784				$ 0				1,548,784				0				0				0
Net and comprehensive loss for the year	(3,664,376)				0				0				0				0				(3,664,376)
Balance at Dec. 31, 2018	2,366,939				$ 7,693,401				2,462,746				(345,140)				0				(7,444,068)
Balance (in shares) at Dec. 31, 2018					76,434,953
Shares issued pursuant to:
Number of shares issued		$ 346,065	168,857	364,600		$ 344,031	$ 168,857	$ 364,600		$ 2,034	0	0		$ 0	0	0		$ 0	0	0		$ 0	0	0
Number of shares issued (in shares)						4,071,353	614,447	1,590,000
Option exercises	256,249				$ 461,957				(205,708)				0				0				0
Option exercises (in shares)					1,275,000
Warrant exercises	339,870				$ 355,287				(15,417)				0				0				0
Warrant exercises (in shares)					2,958,600
Subscriptions received	445,380				$ 0				0				345,140				100,240				0
Share-based compensation	776,962				0				776,962				0				0				0
Net and comprehensive loss for the year	(4,610,512)				0				0				0				0				(4,610,512)
Balance at Dec. 31, 2019	433,968				$ 9,367,691				3,020,617				0				100,240				(12,054,580)
Balance (in shares) at Dec. 31, 2019					86,944,353
Shares issued pursuant to:
Number of shares issued			$ 434,000	$ 510,000			$ 434,000	$ 510,000			$ 0	$ 0			$ 0	$ 0			$ 0	$ 0			$ 0	$ 0
Number of shares issued (in shares)							2,786,667	4,868,056
Option exercises	90,000				$ 310,127				(130,127)				0				(90,000)				0
Option exercises (in shares)					2,000,000
Warrant exercises	30,000				$ 30,000				0				0				0				0
Warrant exercises (in shares)					200,000
Convertible note	756,919				$ 756,919				0				0				0				0
Convertible note (in shares)					6,154,897
Write-off subscriptions receivable	(10,240)				$ 0				0				0				(10,240)				0
Share-based compensation	473,103				0				473,103				0				0				0
Net and comprehensive loss for the year	(4,874,082)				0				0				0				0				(4,874,082)
Balance at Dec. 31, 2020	$ (2,156,332)				$ 11,408,737				$ 3,363,593				$ 0				$ 0				$ (16,928,662)
Balance (in shares) at Dec. 31, 2020					102,953,973